UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

March 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES – 86.9%
Brazil – 1.8%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/14	BRL	16,419	$9,412,569
Republic of Brazil
10.25%, 1/10/28		1,453	885,515
12.50%, 1/05/16-1/05/22		39,433	27,852,433

			38,150,517

South Africa – 0.5%
South Africa Government Bond Series R203 8.25%, 9/15/17	ZAR	79,000	11,562,062

United States – 84.6%
U.S. Treasury Bonds
5.375%, 2/15/31	U.S.$	1,961	2,242,588
6.25%, 8/15/23		10,000	12,418,750
6.625%, 2/15/27		73,570	95,227,169
U.S. Treasury Notes
1.875%, 6/30/15-10/31/17(a)		339,500	332,246,794
2.625%, 2/29/16-4/30/16		156,400	159,358,473
2.625%, 11/15/20(a)		150,000	139,968,750
2.75%, 11/30/16(a)		333,772	338,491,464
3.25%, 5/31/16(a)		44,000	46,076,272
3.625%, 2/15/20(a)		86,440	88,790,131
4.25%, 8/15/15		77,330	84,875,707
4.50%, 11/15/15(a)		147,605	163,760,810
4.50%, 2/15/16		598	663,593
5.125%, 5/15/16		3,000	3,417,891
U.S. Treasury STRIPS
Zero Coupon, 5/15/17(a) (b)		259,750	220,005,652
Zero Coupon, 11/15/21		164,379	109,697,663

			1,797,241,707

Total Governments - Treasuries (cost $1,843,912,555)			1,846,954,286

CORPORATES - INVESTMENT GRADES – 16.1%
Industrial – 7.7%
Basic – 1.8%
Anglo American Capital PLC 9.375%, 4/08/19(c)		3,492	4,652,800
ArcelorMittal 5.25%, 8/05/20		6,246	6,108,651
GTL Trade Finance, Inc. 7.25%, 10/20/17(c)		2,536	2,853,000
International Paper Co. 7.95%, 6/15/18		2,600	3,127,995
Southern Copper Corp. 7.50%, 7/27/35		5,107	5,516,995
Teck Resources Ltd. 6.00%, 8/15/40		327	329,318

	Principal Amount (000)		U.S. $ Value
Usiminas Commercial Ltd. 7.25%, 1/18/18(c)	U.S.$	4,263	$4,731,930
Vale Overseas Ltd. 6.875%, 11/21/36		10,673	11,365,262

			38,685,951

Capital Goods – 0.5%
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19(c)		644	674,953
Legrand France SA 8.50%, 2/15/25		10	11,854
Owens Corning 9.00%, 6/15/19		3,000	3,545,583
Republic Services, Inc. 5.25%, 11/15/21		6,098	6,383,704

			10,616,094

Communications - Media – 0.4%
CBS Corp. 8.20%, 5/15/14		3,700	4,336,707
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 4.75%, 10/01/14		1,485	1,599,006
Time Warner Entertainment Co. LP 8.375%, 7/15/33		2,500	3,058,178

			8,993,891

Communications - Telecommunications – 0.6%
American Tower Corp. 5.05%, 9/01/20		4,310	4,187,299
Embarq Corp. 7.082%, 6/01/16		1,277	1,452,192
Qwest Corp. 7.625%, 6/15/15		700	805,000
United States Cellular Corp. 6.70%, 12/15/33		2,100	2,012,974
Verizon Communications, Inc. 4.60%, 4/01/21		5,066	5,044,312

			13,501,777

Consumer Cyclical - Automotive – 0.4%
Harley-Davidson Funding Corp. 5.75%, 12/15/14(c)		2,155	2,309,110
Volvo Treasury AB 5.95%, 4/01/15(c)		4,437	4,878,127

			7,187,237

Consumer Cyclical - Entertainment – 0.1%
Time Warner, Inc. 7.70%, 5/01/32		2,500	2,915,395

Consumer Non-Cyclical – 0.5%
Bunge Ltd. Finance Corp. 8.50%, 6/15/19		2,600	3,087,409
Delhaize Group SA 5.875%, 2/01/14		1,205	1,315,619

	Principal Amount (000)		U.S. $ Value
Newell Rubbermaid, Inc. 4.70%, 8/15/20	U.S.$	3,930	$3,878,553
Reynolds American, Inc. 6.75%, 6/15/17		500	571,776
Whirlpool Corp. 8.60%, 5/01/14		520	603,326

			9,456,683

Energy – 2.1%
Anadarko Petroleum Corp. 5.95%, 9/15/16		4,262	4,634,435
Nabors Industries, Inc. 9.25%, 1/15/19		2,500	3,151,378
Noble Energy, Inc. 8.25%, 3/01/19		4,300	5,409,860
Noble Holding International Ltd. 4.90%, 8/01/20		389	394,676
TNK-BP Finance SA
7.50%, 7/18/16(c)		12,083	13,532,960
7.875%, 3/13/18(c)		8,270	9,469,150
Transocean, Inc. 7.50%, 4/15/31		2,200	2,468,840
Valero Energy Corp. 9.375%, 3/15/19		2,410	3,080,676
Weatherford International Ltd. 7.00%, 3/15/38		2,900	3,071,613

			45,213,588

Other Industrial – 0.3%
Noble Group Ltd.
6.75%, 1/29/20(c)		2,803	2,999,210
8.50%, 5/30/13(c)		3,093	3,456,427

			6,455,637

Technology – 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/20		782	799,422
Xerox Corp. 4.25%, 2/15/15		2,225	2,342,146

			3,141,568

Transportation - Airlines – 0.6%
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 8/10/22		1,734	1,790,187
Qantas Airways Ltd. 6.05%, 4/15/16(c)		5,000	5,325,100
Southwest Airlines Co.
5.25%, 10/01/14		2,720	2,904,927
5.75%, 12/15/16		1,780	1,925,293

			11,945,507

Transportation - Services – 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15(c)		3,960	3,814,640

	Principal Amount (000)		U.S. $ Value
4.625%, 9/23/20(c)	U.S.$	1,080	$1,022,871

			4,837,511

			162,950,839

Financial Institutions – 6.5%
Banking – 3.7%
Barclays Bank PLC
4.75%, 3/15/20	EUR	10,000	10,310,126
8.55%, 6/15/11(c)	U.S.$	638	635,607
Capital One Financial Corp. 6.15%, 9/01/16		2,900	3,175,677
Citigroup, Inc. 8.50%, 5/22/19		9,100	11,228,272
Fifth Third Bancorp 5.45%, 1/15/17		3,100	3,212,933
Goldman Sachs Group, Inc. (The) 6.00%, 6/15/20		4,980	5,264,482
HSBC Bank USA NA 4.875%, 8/24/20		2,030	1,987,260
Itau Unibanco Holding SA/Cayman Island 6.20%, 4/15/20(c)		3,200	3,285,741
Macquarie Group Ltd. 4.875%, 8/10/17(c)		4,270	4,291,491
Manufacturers & Traders Trust Co. 6.625%, 12/04/17		506	571,282
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		13,500	14,010,070
6.05%, 5/16/16		2,678	2,830,349
Morgan Stanley 10.09%, 5/03/17(c)	BRL	11,615	6,776,276
Royal Bank of Scotland PLC (The) 5.625%, 8/24/20	U.S.$	3,895	3,886,591
VTB Bank OJSC Via VTB Capital SA 6.875%, 5/29/18(c)		2,716	2,946,860
Wachovia Bank NA 4.875%, 2/01/15		3,841	4,090,001

			78,503,018

Brokerage – 0.1%
Jefferies Group, Inc. 6.875%, 4/15/21		2,062	2,190,114

Finance – 0.4%
General Electric Capital Corp. 6.44%, 11/15/22	GBP	149	259,897
SLM Corp.
5.05%, 11/14/14	U.S.$	3,610	3,644,035
Series A
5.375%, 5/15/14		3,885	4,028,698

			7,932,630

Insurance – 1.7%
Aflac, Inc. 3.45%, 8/15/15		865	868,676

	Principal Amount (000)		U.S. $ Value
American International Group, Inc. 4.25%, 5/15/13	U.S.$	4,480	$4,628,454
CIGNA Corp. 5.125%, 6/15/20		1,690	1,761,629
Fairfax Financial Holdings Ltd. 8.30%, 4/15/26		5,000	5,193,750
Genworth Financial, Inc. 7.70%, 6/15/20		3,100	3,176,678
Guardian Life Insurance Co. of America 7.375%, 9/30/39(c)		2,455	2,867,983
Hartford Financial Services Group, Inc. 5.95%, 10/15/36		3,533	3,317,399
Humana, Inc. 8.15%, 6/15/38		2,900	3,337,888
MetLife, Inc. 4.75%, 2/08/21		2,135	2,139,868
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(c)		2,700	3,283,478
Prudential Financial, Inc. Series D 7.375%, 6/15/19		575	675,117
Swiss Re Solutions Holding Corp. 7.75%, 6/15/30		2,800	3,191,605
Transatlantic Holdings, Inc. 8.00%, 11/30/39		2,122	2,228,376

			36,670,901

Other Finance – 0.2%
Aviation Capital Group Corp. 6.75%, 4/06/21(c)		4,235	4,235,000
IIRSA Norte Finance Ltd. 8.75%, 5/30/24(c)		330	368,337
Red Arrow International Leasing PLC 8.375%, 6/30/12	RUB	3,397	120,231

			4,723,568

REITS – 0.4%
Duke Realty LP 6.75%, 3/15/20	U.S.$	1,655	1,844,762
Entertainment Properties Trust 7.75%, 7/15/20(c)		3,308	3,572,640
HCP, Inc. 5.375%, 2/01/21		3,468	3,502,271

			8,919,673

			138,939,904

Non Corporate Sectors – 1.7%
Agencies - Not Government Guaranteed – 1.7%
Ecopetrol SA 7.625%, 7/23/19		2,899	3,341,098
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16(c)		5,050	5,491,875
6.51%, 3/07/22(c)		3,335	3,539,269
6.51%, 3/07/22(a) (c)		10,228	10,854,465

	Principal Amount (000)		U.S. $ Value
9.25%, 4/23/19(c)	U.S.$	7,115	$8,848,925
Petrobras International Finance Co. - Pifco 5.75%, 1/20/20		3,150	3,249,647
VTB Capital SA 6.875%, 5/29/18(c)		725	786,625

			36,111,904

Utility – 0.2%
Electric – 0.2%
FirstEnergy Corp. Series C 7.375%, 11/15/31		3,000	3,249,615
Union Electric Co. 6.70%, 2/01/19		485	559,709

			3,809,324

Total Corporates - Investment Grades (cost $310,674,722)			341,811,971

CORPORATES - NON-INVESTMENT GRADES – 11.6%
Industrial – 9.1%
Basic – 2.1%
AK Steel Corp. 7.625%, 5/15/20		2,082	2,123,640
Evraz Group SA
8.875%, 4/24/13(c)		3,697	4,057,457
9.50%, 4/24/18(c)		385	451,220
Georgia Gulf Corp. 10.75%, 10/15/16		250	266,250
Georgia-Pacific LLC 5.40%, 11/01/20(c)		1,642	1,621,431
Huntsman International LLC 5.50%, 6/30/16		1,809	1,777,343
Lyondell Chemical Co. 11.00%, 5/01/18		2,773	3,113,076
Mondi Finance PLC 5.75%, 4/03/17	EUR	942	1,369,181
Nalco Co. 6.625%, 1/15/19(c)	U.S.$	2,010	2,067,787
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14(c)		230	260,763
9.75%, 7/29/13(c)		9,646	10,887,922
Steel Dynamics, Inc. 7.625%, 3/15/20		3,000	3,217,500
United States Steel Corp.
6.05%, 6/01/17		965	995,156
7.375%, 4/01/20		1,477	1,547,158
Vedanta Resources PLC 8.75%, 1/15/14(c)		7,226	7,704,722
Weyerhaeuser Co. 7.375%, 3/15/32		2,000	2,108,974

			43,569,580

	Principal Amount (000)		U.S. $ Value
Capital Goods – 1.1%
BE Aerospace, Inc. 6.875%, 10/01/20	U.S.$	2,000	$2,070,000
Berry Plastics Corp. 10.25%, 3/01/16		150	145,875
Bombardier, Inc. 7.50%, 3/15/18(c)		3,000	3,240,000
Building Materials Corp. of America
7.00%, 2/15/20(c)		635	658,812
7.50%, 3/15/20(c)		2,498	2,597,920
CNH America LLC 7.25%, 1/15/16		2,000	2,185,000
Griffon Corp. 7.125%, 4/01/18(c)		583	593,203
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18(c)		698	728,537
7.125%, 3/15/21(c)		690	719,325
Mohawk Industries, Inc. 6.875%, 1/15/16		762	817,245
RBS Global, Inc./Rexnord LLC 11.75%, 8/01/16		2,150	2,305,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.125%, 4/15/19(c)		3,000	3,075,000
SPX Corp. 6.875%, 9/01/17(c)		2,900	3,117,500

			22,254,292

Communications - Media – 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18		565	600,312
8.125%, 4/30/20		187	203,363
Clear Channel Communications, Inc. 5.75%, 1/15/13		220	217,800
Columbus International, Inc. 11.50%, 11/20/14(c)		3,959	4,562,747
DISH DBS Corp. 7.125%, 2/01/16		2,000	2,135,000
European Media Capital SA 10.00%, 2/01/15(d) (e)		1,853	1,297,227
Intelsat Jackson Holdings SA 7.25%, 4/01/19(c)		4,231	4,236,289
ION Media Networks, Inc. 8.381%, 1/15/13(c) (e) (f) (g)		7,081	0
LIN Television Corp. 8.375%, 4/15/18		900	978,750
Quebecor Media, Inc. 7.75%, 3/15/16		3,000	3,112,500
Rainbow National Services LLC 10.375%, 9/01/14(c)		1,750	1,815,625
Virgin Media Finance PLC 8.375%, 10/15/19		2,000	2,250,000

	Principal Amount (000)		U.S. $ Value
XM Satellite Radio, Inc. 7.625%, 11/01/18(c)	U.S.$	2,500	$2,637,500
Ziggo Bond Co. BV 8.00%, 5/15/18(c)	EUR	2,300	3,381,792

			27,428,905

Communications - Telecommunications – 0.9%
Cricket Communications, Inc. 7.75%, 5/15/16	U.S.$	2,970	3,155,625
eAccess Ltd. 8.25%, 4/01/18(c)		1,596	1,637,895
Frontier Communications Corp. 8.125%, 10/01/18		2,000	2,152,500
Pacnet Ltd. 9.25%, 11/09/15(c)		2,981	3,025,715
Sunrise Communications International SA 7.00%, 12/31/17(c)	EUR	1,585	2,336,112
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 4/30/18(c)	U.S.$	3,500	3,983,000
Windstream Corp.
7.50%, 4/01/23(c)		2,000	1,970,000
7.75%, 10/01/21(c)		1,070	1,087,387

			19,348,234

Consumer Cyclical - Automotive – 0.5%
American Axle & Manufacturing Holdings, Inc. 9.25%, 1/15/17(c)		1,882	2,089,020
Ford Motor Co. 7.45%, 7/16/31(a)		650	703,697
Ford Motor Credit Co. LLC
5.75%, 2/01/21		2,125	2,098,433
7.00%, 10/01/13		2,350	2,536,750
Goodyear Tire & Rubber Co. (The) 8.75%, 8/15/20		3,000	3,307,500

			10,735,400

Consumer Cyclical - Entertainment – 0.3%
Pinnacle Entertainment, Inc. 8.75%, 5/15/20		3,100	3,224,000
WMG Acquisition Corp. 9.50%, 6/15/16		2,800	2,961,000

			6,185,000

Consumer Cyclical - Other – 0.5%
Broder Brothers Co. 12.00%, 10/15/13(c) (h)		607	607,338
Host Hotels & Resorts LP 9.00%, 5/15/17(a)		2,000	2,255,000
MCE Finance Ltd. 10.25%, 5/15/18		2,420	2,804,175
Royal Caribbean Cruises Ltd. 7.00%, 6/15/13		2,000	2,130,000

	Principal Amount (000)		U.S. $ Value
William Lyon Homes, Inc. 10.75%, 4/01/13	U.S.$	2,000	$1,665,000

			9,461,513

Consumer Cyclical - Retailers – 0.7%
AutoNation, Inc. 6.75%, 4/15/18		481	503,246
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/19(c)		401	388,970
JC Penney Co., Inc. 5.65%, 6/01/20		3,100	2,987,625
Limited Brands, Inc. 6.90%, 7/15/17		5,593	5,998,493
Rite Aid Corp. 8.00%, 8/15/20		3,200	3,388,000
Toys R US - Delaware, Inc. 7.375%, 9/01/16(c)		2,220	2,325,450

			15,591,784

Consumer Non-Cyclical – 0.6%
CHS/Community Health Systems, Inc. 8.875%, 7/15/15		1,600	1,688,000
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/21(c)		2,125	2,058,594
HCA, Inc. 8.50%, 4/15/19		1,895	2,103,450
Mylan Inc.
7.625%, 7/15/17(c)		290	311,750
7.875%, 7/15/20(c)		290	314,650
Select Medical Corp. 7.625%, 2/01/15		250	254,375
Select Medical Holdings Corp. 6.211%, 9/15/15		5,000	4,868,750

			11,599,569

Energy – 0.6%
Chesapeake Energy Corp. 6.625%, 8/15/20		3,000	3,195,000
Cie Generale de Geophysique-Veritas
7.50%, 5/15/15		46	47,265
9.50%, 5/15/16		857	955,555
Forest Oil Corp. 7.25%, 6/15/19		2,964	3,097,380
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(c)		2,000	2,070,000
Tesoro Corp. 9.75%, 6/01/19		3,800	4,313,000

			13,678,200

Other Industrial – 0.2%
Marfrig Overseas Ltd. 9.50%, 5/04/20(c)		4,151	4,327,417

	Principal Amount (000)	U.S. $ Value
Services – 0.3%
Live Nation Entertainment, Inc. 8.125%, 5/15/18(c)	U.S.$1,820	$1,870,050
Service Corp. International/US
6.75%, 4/01/16	1,845	1,964,925
7.50%, 4/01/27	3,300	3,135,000
West Corp. 11.00%, 10/15/16	150	161,250

		7,131,225

Technology – 0.0%
Freescale Semiconductor, Inc.
9.25%, 4/15/18(c)	407	445,665
10.125%, 12/15/16(a)	300	318,750

		764,415

Transportation - Airlines – 0.0%
American Airlines, Inc. 10.50%, 10/15/12	669	727,538

Transportation - Services – 0.0%
Quality Distribution LLC/QD Capital Corp. 11.75%, 11/01/13(h)	144	143,700

		192,946,772

Utility – 1.4%
Electric – 1.1%
AES Corp. (The) 8.00%, 10/15/17	2,000	2,150,000
Calpine Corp. 7.875%, 7/31/20(c)	3,200	3,400,000
CMS Energy Corp. 8.75%, 6/15/19	3,900	4,654,365
Duquesne Light Holdings, Inc. 6.40%, 9/15/20(c)	2,140	2,177,183
GenOn Energy, Inc. 7.875%, 6/15/17	2,100	2,084,250
Inkia Energy Ltd. 8.375%, 4/04/21(c)	1,930	1,939,650
Mirant Americas Generation LLC 8.50%, 10/01/21	3,200	3,328,000
NRG Energy, Inc.
7.375%, 1/15/17	3,000	3,127,500
8.25%, 9/01/20(c)	1,300	1,352,000

		24,212,948

Natural Gas – 0.3%
El Paso Corp. Series G 7.75%, 1/15/32	2,000	2,241,164

	Principal Amount (000)		U.S. $ Value
El Paso Pipeline Partners Operating Co. LLC 6.50%, 4/01/20	U.S.$	3,100	$3,408,862

			5,650,026

			29,862,974

Financial Institutions – 1.1%
Banking – 0.3%
ABN Amro Bank NV 4.31%, 3/10/16	EUR	6,790	7,577,942

Brokerage – 0.0%
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(f)	U.S.$	3,605	946,313

Finance – 0.4%
Ally Financial, Inc.
6.875%, 9/15/11		2,507	2,554,006
8.00%, 11/01/31		2,456	2,677,040
Series 8
6.75%, 12/01/14		2,640	2,781,900

			8,012,946

Insurance – 0.0%
Pearl Group Holdings Ltd. No 1 6.586%, 4/25/16	GBP	43	44,316

Other Finance – 0.2%
DTEK Finance BV 9.50%, 4/28/15(c)	U.S.$	4,110	4,351,257

REITS – 0.2%
Developers Diversified Realty Corp. 7.875%, 9/01/20		3,000	3,439,926

			24,372,700

Total Corporates - Non-Investment Grades (cost $241,716,036)			247,182,446

AGENCIES – 7.1%
Agency Debentures – 7.1%
Federal National Mortgage Association
4.375%, 10/15/15		76,865	83,858,101
5.375%, 6/12/17		59,222	67,527,826

Total Agencies (cost $145,228,963)			151,385,927

MORTGAGE PASS-THRU’S – 6.2%
Agency Fixed Rate 30-Year – 3.4%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36		25,016	27,221,443
Series 2007
7.00%, 2/01/37		7,147	8,137,012
Federal National Mortgage Association
6.00%, 2/01/40-4/01/40		12,683	13,798,845
Series 1998

	Principal Amount (000)		U.S. $ Value
8.00%, 6/01/28	U.S.$	48	$54,162
Series 1999
7.50%, 11/01/29		66	74,760
Series 2008
6.00%, 5/01/38		20,836	22,665,768

			71,951,990

Agency ARMs – 2.8%
Federal Home Loan Mortgage Corp. Series 2007
5.605%, 1/01/37(i)		11,613	12,196,697
5.681%, 3/01/37(i)		7,617	8,083,802
5.733%, 2/01/37(i)		8,209	8,711,569
5.874%, 3/01/37(i)		2,711	2,877,362
5.993%, 2/01/37(i)		7,909	8,330,853
Federal National Mortgage Association Series 2006
5.716%, 11/01/36(i)		5,575	5,878,366
Series 2007
5.919%, 3/01/37(i)		13,467	14,222,578

			60,301,227

Total Mortgage Pass-Thru’s (cost $126,513,748)			132,253,217

BANK LOANS – 2.6%
Industrial – 2.2%
Basic – 0.1%
Flakeboard US GP I / Flakeboard America Limited 7.76%, 7/28/12(i)		1,855	1,812,479
Ineos US Finance LLC
7.50%, 12/16/13(i)		305	314,938
8.00%, 12/16/14(i)		349	361,997

			2,489,414

Capital Goods – 0.3%
Harbor Freight Tools USA, Inc. / Central Purchasing, LLC 6.50%, 12/22/17(i)		5,486	5,534,255
Hawker Beechcraft Acquisition Company LLC
2.25%-2.31%, 3/26/14(i)		113	99,331
2.31%, 3/26/14(i)		7	6,142
Manitowoc Co. Inc., (The) 8.00%, 11/06/14(i)		125	125,224
Sequa Corp. 3.56%, 12/03/14(i)		397	389,674

			6,154,626

Communications - Media – 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning) 2.50%, 7/03/14(i)		715	683,804

	Principal Amount (000)		U.S. $ Value
Charter Communications Operating, LLC 2.25%, 3/06/14(i)	U.S.$	589	$587,097
Clear Channel Communications, Inc. 3.90%, 1/29/16(i)		408	359,279
Sunshine Acquisition Limited (aka HIT Entertainment) 5.56%, 6/01/12(i)		725	712,006
SuperMedia Inc. (fka Idearc Inc.) 11.00%, 12/31/15(i)		318	209,976
Univision Communications Inc. 4.50%, 3/31/17(i)		2,445	2,384,145
WideOpenWest Finance , LLC 2.76%-4.75%, 6/30/14(i)		1,466	1,391,479

			6,327,786

Communications - Telecommunications – 0.3%
Level 3 Financing, Inc. 2.55%, 3/13/14(i)		1,316	1,276,002
Lightsquared LP 12.00%, 10/01/14(i)		4,000	3,915,000
Sorenson Communications, Inc. 6.00%, 8/16/13(i)		918	874,391

			6,065,393

Consumer Cyclical - Automotive – 0.0%
Ford Motor Co. 3.01%, 12/15/13(i)		357	356,945

Consumer Cyclical - Entertainment – 0.1%
Las Vegas Sands, LLC 3.00%, 11/23/16(i)		884	862,620
London Arena and Waterfront Finance, LLC (O2 Arena) 2.79%, 3/08/12(i)		1,159	1,157,275

			2,019,895

Consumer Cyclical - Other – 0.2%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.30%, 1/28/15(i)		601	557,963
3.30%-3.31%, 1/28/15(i)		549	509,724
CityCenter Holdings, LLC 7.50%, 1/21/15(i)		375	378,750
Great Atlantic & Pacific Tea Company, Inc., The 8.75%, 6/14/12(i)		250	253,020
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10(f) (i)		2,179	5,556
7.75%, 3/31/11(f) (i)		61	12,651

	Principal Amount (000)		U.S. $ Value
VML US Finance LLC (aka Venetian Macau) 4.79%, 5/25/12-5/28/13(i)	U.S.$	1,438	$1,437,392

			3,155,056

Consumer Cyclical - Retailers – 0.1%
Burlington Coat Factory Warehouse Corporation 6.25%, 2/23/17(i)		1,000	987,220
Mattress Holding Corp. 2.56%-4.50%, 1/18/14(i)		481	454,182
Neiman Marcus Group Inc., The 4.31%, 4/06/16(i)		489	490,092
Targus Holdings, Inc. 8.75%, 11/22/12(i)		920	918,023

			2,849,517

Consumer Non-Cyclical – 0.2%
CHS/Community Health Systems, Inc.
2.56%, 7/25/14(i)		391	387,234
3.81%, 1/25/17(i)		187	186,665
Grifols Inc. 10/09/15(j)		500	497,500
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.) 3.75%-3.79%, 7/11/14(i)		880	817,309
HCA, Inc. 2.56%, 11/18/13(i)		895	889,809
HCR Healthcare, LLC 4.75%, 12/22/14(i)		475	472,968
U.S. Foodservice 2.75%-2.76%, 7/03/14(i)		997	969,362

			4,220,847

Energy – 0.0%
CITGO Petroleum Corporation 9.00%, 6/24/17(i)		347	364,254
Dalbo, Inc. 7.00%, 8/27/12(i)		480	438,075

			802,329

Other Industrial – 0.0%
Gavilon Group LLC, The 6.00%, 12/06/16(i)		346	346,144

	Principal Amount (000)		U.S. $ Value
Services – 0.3%
Advantage Sales & Marketing Inc. 5.25%, 12/17/17(i)	U.S.$	848	$848,502
Aveta, Inc. 8.50%, 4/14/15(i)		319	320,012
Global Cash Access, Inc. 7.00%, 3/01/16(i)		476	476,786
Koosharem LLC 10.25%, 6/30/14(h) (i)		852	734,979
Sabre Inc. 2.25%-2.30%, 9/30/14(i)		2,178	2,049,727
ServiceMaster Co. (The)
2.75%, 7/24/14(i)		62	61,095
2.81%, 7/24/14(i)		625	613,493
Travelport LLC (fka Travelport Inc.)
4.74%, 8/21/15(i)		445	439,754
4.81%, 8/21/15(i)		89	88,237
West Corporation 4.55%-4.71%, 7/15/16(i)		485	485,810

			6,118,395

Technology – 0.3%
Avaya, Inc.
3.06%, 10/24/14(i)		121	117,563
4.81%, 10/26/17(i)		244	237,658
First Data Corporation 3.00%, 9/24/14(i)		932	891,904
IPC Systems, Inc.
2.50%-2.56%, 6/02/14(i)		1,748	1,685,566
5.56%, 6/01/15(i)		2,000	1,915,000
SunGard Data Systems Inc. (Solar Capital Corp.)
2.00%-2.01%, 2/28/14(i)		33	32,008
3.91%-3.94%, 2/28/16(i)		436	435,799

			5,315,498

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 3.51%, 4/30/14(i)		981	974,646

Transportation - Services – 0.0%
Swift Transportation Co., LLC 6.00%, 12/21/16(i)		377	379,228

			47,575,719

Financial Institutions – 0.2%
Finance – 0.2%
CIT Group, Inc. 6.25%, 8/11/15(i)		2,391	2,427,466
Delos Aircraft Inc. 7.00%, 3/17/16(i)		434	438,806

	Principal Amount (000)		U.S. $ Value
International Lease Finance Corp (Delos Aircraft Inc) 6.75%, 3/17/15(i)	U.S.$	591	$593,564
LPL Holdings, Inc.
2.00%-2.06%, 6/28/13(i)		187	186,299
4.25%, 6/25/15(i)		589	590,837

			4,236,972

Insurance – 0.0%
Asurion Corp. 3.26%-3.31%, 7/03/14(i)		296	292,790

			4,529,762

Utility – 0.2%
Electric – 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13(i)		538	530,434
4.81%, 5/01/14(i)		1,000	945,000
GBGH, LLC (US Energy)
4.00%, 6/09/13(e) (g) (i)		286	128,855
12.00%, 6/09/14(e) (g) (h) (i)		103	0
Texas Competitive Electric Holdings Company, LLC (TXU)
3.75%-3.80%, 10/10/14(i)		972	818,407
3.75%-3.80%, 10/10/14(i)		724	607,501
3.75%-3.80%, 10/10/14(i)		772	649,816

			3,680,013

Total Bank Loans (cost $55,950,260)			55,785,494

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.5%
Non-Agency Fixed Rate CMBS – 3.5%
Banc of America Commercial Mortgage, Inc. Series 2007-5, Class A4 5.492%, 2/10/51		3,919	4,115,147
Commercial Mortgage Pass Through Certificates Series 2007-C9, Class A4 5.815%, 12/10/49		5,030	5,457,791
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class AM
5.509%, 9/15/39		13,000	12,787,303
Series 2006-C5, Class A3
5.311%, 12/15/39		13,000	13,649,830
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class AM
5.855%, 6/12/43		1,651	1,661,266
Series 2007-C1, Class A4
5.716%, 2/15/51		5,224	5,532,076
Series 2007-CB18, Class A4
5.44%, 6/12/47		155	163,445

	Principal Amount (000)		U.S. $ Value
Merrill Lynch Mortgage Trust Series 2008-C1, Class A4 5.69%, 2/12/51	U.S.$	6,000	$6,356,936
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49		10,000	9,829,804
Series 2007-9, Class A4
5.70%, 9/12/49		5,220	5,469,244
Morgan Stanley Capital I Series 2006-IQ12, Class AMFX 5.37%, 12/15/43		8,500	8,527,715

			73,550,557

Non-Agency Floating Rate CMBS – 0.0%
Eclipse Ltd. Series 2007-1X, Class B 1.023%, 1/25/20(c) (i)	GBP	59	54,960

Total Commercial Mortgage-Backed Securities (cost $67,731,960)			73,605,517

QUASI-SOVEREIGNS – 3.1%
Quasi-Sovereign Bonds – 3.1%
Indonesia – 0.3%
Majapahit Holding BV 7.875%, 6/29/37(c)	U.S.$	6,188	6,744,920

Kazakhstan – 0.5%
KazMunayGas National Co. 8.375%, 7/02/13(c)		9,625	10,671,719

Russia – 2.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17(c)		22,568	23,644,494
7.125%, 1/14/14(c)		12,351	13,431,712
7.75%, 5/29/18(c)		9,905	11,095,581

			48,171,787

Total Quasi-Sovereigns (cost $49,881,502)			65,588,426

INFLATION-LINKED SECURITIES – 2.0%
United States – 2.0%
U.S. Treasury Inflation Index 2.125%, 1/15/19 (TIPS) (cost $41,067,446)		37,433	41,770,290

EMERGING MARKETS - SOVEREIGNS – 1.8%
Argentina – 0.7%
Republic of Argentina 7.82%, 12/31/33	EUR	12,751	13,688,418

El Salvador – 0.3%
El Salvador 7.65%, 6/15/35(c)	U.S.$	5,957	5,957,000

	Principal Amount (000)		U.S. $ Value
Indonesia – 0.8%
Republic of Indonesia
6.625%, 2/17/37(c)	U.S.$	720	$770,400
6.75%, 3/10/14(c)		565	624,325
6.875%, 1/17/18(c)		8,285	9,372,406
7.75%, 1/17/38(c)		5,073	6,036,870
8.50%, 10/12/35(c)		801	1,031,288

			17,835,289

Total Emerging Markets - Sovereigns (cost $30,311,648)			37,480,707

GOVERNMENTS - SOVEREIGN BONDS – 1.2%
Croatia – 0.2%
Republic of Croatia
6.375%, 3/24/21(c)		1,230	1,234,305
6.75%, 11/05/19(c)		2,750	2,887,500

			4,121,805

Hungary – 0.5%
Hungary Government International Bond 6.375%, 3/29/21		10,640	10,712,778

Lithuania – 0.3%
Republic of Lithuania 6.75%, 1/15/15(c)		5,100	5,546,250

Poland – 0.2%
Poland Government International Bond 3.875%, 7/16/15		5,268	5,314,095

Total Governments - Sovereign Bonds (cost $24,847,375)			25,694,928

EMERGING MARKETS - TREASURIES – 0.6%
Colombia – 0.4%
Colombia Government International Bond 7.75%, 4/14/21	COP	9,860,000	5,734,447
Republic of Colombia 9.85%, 6/28/27		4,287,000	2,797,259

			8,531,706

Turkey – 0.2%
Turkey Government Bond 16.00%, 3/07/12	TRY	4,834	3,332,342

Total Emerging Markets - Treasuries (cost $9,685,059)			11,864,048

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Financial Institutions – 0.3%
Banking – 0.3%
ATF Bank JSC 9.00%, 5/11/16(c)	U.S.$	3,817	4,017,393
Banco BMG SA 9.15%, 1/15/16(c)		400	420,000

	Principal Amount (000)		U.S. $ Value
CenterCredit International BV 8.625%, 1/30/14(c)	U.S.$	2,297	$2,345,696

			6,783,089

Other Finance – 0.0%
AES El Salvador Trust 6.75%, 2/01/16(c)		350	344,750

			7,127,839

Industrial – 0.2%
Consumer Cyclical - Other – 0.1%
Peermont Global Pty Ltd. 7.75%, 4/30/14(c)	EUR	50	63,774
Royal Caribbean Cruises Ltd. 7.50%, 10/15/27	U.S.$	1,100	1,090,375

			1,154,149

Consumer Non-Cyclical – 0.1%
Foodcorp Ltd. 8.875%, 6/15/12(c)	EUR	194	281,037
JBS Finance II Ltd. 8.25%, 1/29/18(c)	U.S.$	3,100	3,185,250

			3,466,287

			4,620,436

Total Emerging Markets - Corporate Bonds (cost $11,103,889)			11,748,275

LOCAL GOVERNMENTS - MUNICIPAL BONDS – 0.5%
United States – 0.5%
California GO
7.95%, 3/01/36		3,955	4,226,273
Illinois GO
7.35%, 7/01/35		3,330	3,402,594
Texas Transp Comm
(Texas St Hwy Fund First Tier)
5.178%, 4/01/30		2,560	2,515,917

Total Local Governments - Municipal Bonds (cost $9,890,563)			10,144,784

ASSET-BACKED SECURITY – 0.2%
Autos - Floating Rate – 0.2%
Wheels SPV LLC Series 2009-1, Class A 1.805%, 3/15/18(c) (i) (cost $3,953,631)		3,937	3,958,222

	Shares
PREFERRED STOCKS – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Ally Financial, Inc. 7.00% (c)		2,680	2,493,740

Company	Shares		U.S. $ Value
Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal National Mortgage Association 8.25%		125,325	$213,052

Total Preferred Stocks (cost $3,668,923)			2,706,792

	Principal Amount (000)
CMOs – 0.1%
Non-Agency Fixed Rate – 0.1%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1A 2.669%, 12/25/35	U.S.$	1,088	1,074,223

Agency Fixed Rate – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.373%, 11/16/45(k)		4,018	80,412

Total CMOs (cost $1,302,112)			1,154,635

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.0%
Colombia – 0.0%
Bogota Distrio Capital 9.75%, 7/26/28(c) (cost $192,783)	COP	438,000	284,048

	Shares
WARRANTS – 0.0%
GBGH, LLC, expiring 6/09/19(e) (g) (1)		517	0
New Koosharem Corp., expiring 1/01/49(e) (g) (1)		1,776	2
Quality Distribution, LLC, expiring 11/01/13(1)		40,706	0

Total Warrants (cost $2)			2

COMMON STOCKS – 0.0%
Broder Brothers Co.(1)		49,472	0
Gallery Media(e) (1) (m)		697	0

Total Common Stocks (cost $0)			0

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16%(n) (cost $39,321,832)		39,321,832	39,321,832

U.S. $ Value
Total Investments – 145.9% (cost $3,016,955,009)(o)	$3,100,695,847
Other assets less liabilities – (45.9%)	(975,740,271)

Net Assets – 100.0%	$2,124,955,576

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30 Yr Futures	1,439	June 2011	$171,710,337	$172,949,813	$(1,239,476)
U.S. T-Note 10 Yr Futures	3,539	June 2011	419,978,524	421,251,594	(1,273,070)

					$(2,512,546)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:
Norwegian Krone settling 4/15/11	120,358	$21,017,580	$21,751,240	$733,660
BNP Paribas SA:
New Zealand Dollar settling 4/08/11	29,983	22,429,019	22,871,230	442,211
Citibank N.A.:
Brazilian Real settling 4/04/11	54,211	33,284,936	33,204,407	(80,529)
Credit Suisse London Branch (GFX):
Chinese Yuan Renminbi settling 1/13/12 (1)	176,203	27,182,416	27,337,247	154,831
South Korean Won settling 4/18/11	49,840,097	44,149,257	45,397,497	1,248,240
Deutsche Bank AG London:
Brazilian Real settling 4/04/11	21,110	12,961,084	12,929,726	(31,358)
Goldman Sachs International:
Brazilian Real settling 4/04/11	75,321	45,927,374	46,134,134	206,760
Euro settling 5/12/11	475	665,665	672,691	7,026
HSBC Bank USA:
Mexican Peso settling 4/11/11	260,000	21,530,308	21,844,579	314,271
Morgan Stanley and Co. Inc.:
Swedish Krona settling 4/15/11	162,394	25,018,376	25,714,648	696,272
Royal Bank of Scotland PLC:
Euro settling 5/12/11	15,270	21,279,682	21,624,639	344,957
Norwegian Krone settling 4/15/11	125,786	21,466,801	22,732,115	1,265,314
South African Rand settling 4/14/11	72,117	9,884,100	10,645,117	761,017
Standard Chartered Bank:
Russian Rubles settling 4/13/11 (1)	277,483	9,756,627	9,758,102	1,475
Sale Contracts:
Barclays Bank PLC Wholesale:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Swedish Krona settling 4/15/11	27,311	$4,293,146	$4,324,557	$(31,411)
BNP Paribas SA:
Euro settling 5/12/11	90,747	126,286,761	128,515,619	(2,228,858)
Citibank N.A.:
Brazilian Real settling 4/04/11	54,211	32,432,651	33,204,408	(771,757)
Credit Suisse London Branch (GFX):
Japanese Yen settling 5/24/11	2,695,496	33,308,567	32,414,855	893,712
Deutsche Bank AG London:
Brazilian Real settling 4/04/11	21,110	12,582,534	12,929,726	(347,192)
Goldman Sachs International:
Brazilian Real settling 4/04/11	75,321	46,246,020	46,134,133	111,887
Brazilian Real settling 5/03/11	75,321	45,649,026	45,880,141	(231,115)
Morgan Stanley and Co. Inc.:
Great British Pound settling 6/09/11	231	369,630	369,811	(181)
Royal Bank of Scotland PLC:
Mexican Peso settling 4/11/11	131,564	10,828,381	11,053,653	(225,272)
UBS AG:
Pound Sterling settling 4/04/11	231	369,739	370,130	(391)
South African Rand settling 4/14/11	77,797	11,044,713	11,483,537	(438,824)
Westpac Banking Corporation:
New Zealand Dollar settling 4/08/11	29,901	22,086,940	22,808,560	(721,620)

(1)	Contract represents a non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND INDICES

Swap Counterparty & Referenced Obligation/Index	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at March 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, N.A.: Qantas Airways Ltd. 5.125%, 6/20/13, 3/20/16*	(1.75)%	1.41%	$5,000	$(80,402)	$—	$(80,402)
Sale Contracts
Credit Suisse International: CDX NAHY-15 5 Yr, 12/20/15*	5.00	7.16	5,050	(391,235)	(520,670)	129,435
Credit Suisse International: CDX NAHY-15 5 Yr, 12/20/15*	5.00	7.16	5,650	(437,718)	(577,998)	140,280
Morgan Stanley Capital Services Inc.: CDX NAHY-15 5 Yr Index, 12/20/15*	5.00	4.16	21,400	741,462	477,072	264,390

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at March 31, 2011
Barclays Bank	0.00%	12/31/11	$1,090,000
Deutsche Bank	0.17%	4/04/11	144,474,779
Deutsche Bank	0.17%	4/11/11	41,852,174
HSBC	0.13%	4/06/11	139,706,668
HSBC	0.16%	4/12/11	201,230,808
HSBC	0.17%	4/04/11	127,177,059
HSBC	0.17%	4/11/11	107,805,600
HSBC	0.17%	4/12/11	47,625,675
HSBC	0.18%	4/06/11	173,007,865
ING	(2.50)%*	12/30/11	987,919
ING	(0.25)%*	12/30/11	1,059,875
ING	0.05%	12/30/11	10,769,525

			$996,787,947

*	Interest payment due from counterparty.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $988,742,576.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $20,039,783.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate market value of these securities amounted to $340,487,145 or 16.0% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of March 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
European Media Capital SA 10.00%, 2/01/15	8/18/10	$2,663,493	$1,297,227	0.06%

(e)	Fair valued.
(f)	Security is in default and is non-income producing.
(g)	Illiquid security.
(h)	Pay-In-Kind Payments (PIK).
(i)	Floating Rate Security. Stated interest rate was in effect at March 31, 2011.
(j)	This position or a portion of this position represents an unsettled loan purchase. At March 31, 2011, the market value and unrealized loss of these unsettled loan purchases amounted to $497,500 and $8,750, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(k)	IO - Interest Only
(l)	Non-income producing security.
(m)	Restricted and illiquid security.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $120,982,767 and gross unrealized depreciation of investments was
$(37,241,929), resulting in net unrealized appreciation of $83,740,838.

Currency Abbreviations:

BRL	– Brazilian Real
COP	– Colombian Peso
EUR	– Euro
GBP	– Great British Pound
RUB	– Russian Ruble
TRY	– Turkish Lira
ZAR	– South African Rand

Glossary:

ARMs	– Adjustable Rate Mortgages
CMBS	– Commercial Mortgage-Backed Securities
CMOs	– Collateralized Mortgage Obligations
GO	– General Obligation
OJSC	– Open Joint Stock Company
REIT	– Real Estate Investment Trust
STRIPS	– Separate Trading of Registered Interest and Principle of Securities
TIPS	– Treasury Inflation Protected Security

AllianceBernstein Income Fund

Portfolio Summary

March 31, 2011 (unaudited)

COUNTRY BREAKDOWN *

84.5%	United States
4.0%	Russia
2.5%	Brazil
0.8%	Indonesia
0.7%	United Kingdom
0.6%	Kazakhstan
0.5%	Australia
0.4%	Argentina
0.4%	Colombia
0.4%	South Africa
0.4%	Canada
0.4%	Netherlands
0.3%	Hungary
2.8%	Other
1.3%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Barbados, Belgium, Bermuda, China, Croatia, El Salvador, France, Germany, Hong Kong, India, Japan, Lithuania, Luxembourg, New Zealand, Peru, Poland, Sweden, Switzerland, Turkey and Ukraine.

AllianceBernstein Income Fund

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,846,954,286	$—	$1,846,954,286
Corporates - Investment Grades	—	341,811,971	—	341,811,971
Corporates - Non-Investment Grades	—	243,945,569	3,236,877	247,182,446
Agencies	—	151,385,927	—	151,385,927
Mortgage Pass-Thru’s	—	132,253,217	—	132,253,217
Bank Loans	—	—	55,785,494	74,716,443
Commercial Mortgage-Backed Securities	—	31,160,078	42,445,439	73,605,517
Quasi-Sovereigns	—	65,588,426	—	65,588,426
Inflation-Linked Securities	—	41,770,290	—	41,770,290
Emerging Markets - Sovereigns	—	37,480,707	—	37,480,707
Governments - Sovereign Bonds	—	25,694,928	—	25,694,928
Emerging Markets - Treasuries	—	11,864,048	—	11,864,048
Emerging Markets - Corporate Bonds	—	11,748,275	—	11,748,275
Local Governments - Municipal Bonds	—	10,144,784	—	10,144,784
Asset-Backed Security	—	3,958,222	—	3,958,222
Preferred Stocks	213,052	2,493,740	—	2,706,792
CMOs	—	80,412	1,074,223	1,154,635
Local Governments - Regional Bonds	—	284,048	—	284,048
Warrants	—	—	2	2
Common Stocks^	—	—	0	0
Short-Term Investments	39,321,832	—	—	39,321,832

Total Investments in Securities	39,534,884	2,958,618,928+	102,542,035	3,100,695,847
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	7,181,633	—	7,181,633
Credit Default Swap Contracts	—	534,105	—	534,105
Liabilities
Futures Contracts	(2,512,546)	—	—	(2,512,546)
Forward Currency Exchange Contracts	—	(5,108,508)	—	(5,108,508)
Credit Default Swap Contracts	—	(80,402)	—	(80,402)

Total	$37,022,338	$2,961,145,756	$102,542,035	$3,100,710,129

^	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Non- Investment Grades	Bank Loans	Commercial Mortgage-Backed Securities
Balance as of 12/31/10	$1,223,099	$53,468,498	$46,176,890
Accrued discounts/(premiums)	(54,001)	127,994	73,181
Realized gain (loss)	—	200,197	741,573
Change in unrealized appreciation/depreciation	153,817	1,101,629	(312,767)
Purchases	1,913,962	7,686,628	—
Sales	—	(6,799,452)	(4,233,438)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/11	$3,236,877	$55,785,494	$42,445,439

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$153,426	$1,188,930	$332,690

	CMOs	Warrants	Common Stocks*
Balance as of 12/31/10	$1,428,922	$231,215	$0
Accrued discounts/(premiums)	780	—	—
Realized gain (loss)	24,063	242,984	—
Change in unrealized appreciation/depreciation	(3,402)	(175,162)	—
Purchases	—	2	—
Sales	(376,140)	(299,037)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/11	$1,074,223	$2	$0

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$(3,402)	$—	$—

	Total
Balance as of 12/31/10	$102,528,624
Accrued discounts/(premiums)	147,954
Realized gain (loss)	1,208,817
Change in unrealized appreciation/depreciation	764,115
Purchases	9,600,592
Sales	(11,708,067)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/11	$102,542,035

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$1,671,644

*	The Fund held securities with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ ROBERT M. KEITH
Robert M. Keith President

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT M. KEITH
Robert M. Keith President

Date: May 26, 2011

By:	/s/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 26, 2011